Asset Retirement Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Asset Retirement Obligation [Abstract]
Balance at beginning of year	$ 183	$ 174
Additional liabilities accrued	2	1
Revisions in estimated cash outflows	8	(3)
Disposition of assets	(1)	(1)
Accretion expense	12	12
Transferred to Liabilities held for sale	(1)	0
Balance at end of year	$ 203	$ 183